Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 1,380	SFr 1,011
Net deferred tax assets	3,623	SFr 3,407
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	1,371		SFr 1,064
Net deferred tax assets	SFr 3,991		SFr 3,473